Trading assets and liabilities (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Schedule of Trading Assets and Liabilities
Trading assets	246,012	256,602
Trading liabilities	89,943	91,091
Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	116,924	135,814
Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	78,368	74,945
Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	39,329	33,416
Trading liabilities	40,699	39,590
Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	11,391	12,427
Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	49,244	51,501